Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Commitments, Contingencies and Guarantees
Schedule of commitments

Future payments under the company’s commitments, including service arrangements for pipeline transportation agreements and for other property and equipment, are as follows:

	Payment Due by Period

($ millions)	2023	2024	2025	2026	2027	Thereafter	Total
Commitments
Product transportation and storage	1 146	1 252	1 201	1 024	1 165	7 410	13 198
Energy services	101	101	119	77	71	77	546
Exploration work commitments	-	-	53	1	-	486	540
Other	471	269	149	115	73	191	1 268
	1 718	1 622	1 522	1 217	1 309	8 164	15 552